UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Vincent P. Corti

American Funds Global Balanced Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American Funds
Global Balanced FundSM

Semi-annual report for the six months ended April 30, 2013

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 2/1/11)

Reflecting 5.75% maximum sales charge	3.25%	3.93%

The total annual fund operating expense ratio was 0.91% for Class A shares as of the prospectus dated January 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2013, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.53%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The global stock market rally continued into 2013, with some indexes setting record highs. American Funds Global Balanced Fund benefited from the growth with a 9.6% total return for the six months ended April 30, which included quarterly dividends totaling 27.8 cents per share.

The MSCI ACWI (All Country World Index),1 a measure of global stocks, rose 13.5% for the period. Reflecting renewed investor appetite for riskier assets, as well as a strengthening U.S. dollar, the Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB and above),2 declined 1.1%. The 60/40 MSCI/Barclays Index,1,3 a blend of the two indexes, returned 7.5%. These market indexes are unmanaged. The fund’s peer group, the Lipper Global Flexible Portfolio Funds Index, gained 9.0%.

Market review

The period began with a stock market selloff in the U.S. after the presidential election, amid concerns that negotiations might fail to avert the looming “fiscal cliff.” However, continued economic improvement, legislative action to prevent the expiration of George W. Bush–era tax cuts, and legislative inaction leading to federal spending cuts all combined to improve the near-term deficit outlook. Standard & Poor’s 500 Composite Index and the Dow Jones Industrial Average rose sharply from January through April, reaching record highs.

Results at a glance

For periods ended April 30, 2013 (with all distributions reinvested)

	Total returns		Average annual total returns
	6 months	1 year	Lifetime (since 2/1/11)
American Funds Global Balanced Fund (Class A shares)	9.6%	12.6%	8.0%
MSCI ACWI (All Country World Index)[1]	13.5	15.0	6.1
Barclays Global Aggregate Index	–1.1	1.5	3.9
60/40 MSCI/Barclays Index[1,3]	7.5	9.6	5.5
Lipper Global Flexible Portfolio Funds Index	9.0	11.0	5.3

The market indexes are unmanaged and, therefore, have no expenses.

[1]	MSCI ACWI results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The 60/40 MSCI/Barclays Index blends the MSCI ACWI with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

American Funds Global Balanced Fund	1

Despite recessions in many countries, and a Cypriot banking crisis that briefly rekindled worries about the integrity of the euro zone, European markets continued the rally that began in mid-2012 when the European Central Bank pledged to preserve the euro. The five countries at the heart of the euro zone’s debt crisis all had gains: Greece (+25.2%), Portugal (+18.0%), Ireland (+15.2%), Spain (+10.9%) and Italy (+6.7%). The fund’s largest European country holdings contributed significantly to its return: the United Kingdom (+9.4%), Switzerland (+22.2%), France (+15.0%) and Germany (+11.1%). Japanese stocks rose sharply, gaining 30.9% as investors reacted to new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. The yen declined 17.9% against the U.S. dollar during the period. The U.S. market, as measured by the MSCI USA Index, gained 14.7%. Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume that dividends were reinvested. Results reflect dividends net of withholding taxes (gross for the MSCI USA Index).

Portfolio review

All of the industry sectors in the portfolio had gains in the period, with several in double digits. The fund’s portfolio managers continue to emphasize investments in industry sectors that have often proved resilient in market downturns, including health care and consumer staples, the fund’s two largest sectors at April 30. The consumer staples sector had the fund’s best result for the period in Green Mountain Coffee (+137.6%), maker of the popular Keurig single-serve coffee machine and refills. A number of pharmaceutical and biotechnology companies in the portfolio had strong results, including Novartis, the fund’s largest holding at April 30, which gained 23.5%; Amgen (+20.4%); Gilead Sciences (+50.8%) and GlaxoSmithKline (+15.3%). The weakest sector was energy, where falling oil prices have hurt many companies, including BP, the fund’s second-largest holding at April 30, which rose 1.3%.

In the fund’s fixed-income portfolio, relatively limited exposure to the weak Japanese yen helped results, as did holdings in some sovereign bonds, particularly those of Mexico and Sweden. Holdings in corporate bonds, notably financials, also added to returns.

Despite the optimism evident in global stock markets over the past six months, many structural problems remain, with the ultimate effects of Japanese stimulus and European policy initiatives particularly hard to predict. Accordingly, the fund remains cautious yet balanced in its investment positioning.

Thank you for your continued confidence in the fund. We look forward to reporting to you again in six months.

Sincerely,

Michael Thawley
Vice Chairman of the Board

June 14, 2013

Eric Richter
President

For current information about the fund, visit americanfunds.com.

2	American Funds Global Balanced Fund

Summary investment portfolio April 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 35 for details on how to obtain a complete schedule of portfolio holdings.

Investment mix by security type	(percent of net assets)

Five largest sectors in common stock holdings	(percent of net assets)
Health care	10.9%
Consumer staples	8.3
Financials	6.5
Consumer discretionary	6.5
Telecommunication services	5.6

Currency diversification				(percent of net assets)

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	30.8%	16.4%	.5%	8.3%	56.0%
British pounds	11.8	.5	(.3)	—	12.0
Euros	5.6	3.8	—	—	9.4
Swiss francs	5.8	—	—	—	5.8
Japanese yen	1.4	2.4	.8	—	4.6
Hong Kong dollars	2.6	—	—	—	2.6
Mexican pesos	—	2.3	(.4)	—	1.9
Swedish kronor	.4	1.2	—	—	1.6
Australian dollars	1.3	—	—	—	1.3
Polish zloty	—	1.4	(.3)	—	1.1
Other currencies	1.6	2.4	(.3)	—	3.7
Total					100.0%

American Funds Global Balanced Fund	3

Common stocks — 61.08%	Shares	Value (000)	Percent of net assets
Health care — 10.87%
Novartis AG1	1,641,550	$122,056	2.99%
Amgen Inc.	722,700	75,312	1.84
AbbVie Inc.	1,315,800	60,593	1.48
GlaxoSmithKline PLC[1]	1,669,100	43,061	1.05
Gilead Sciences, Inc.[2]	696,400	35,266	.86
Teva Pharmaceutical Industries Ltd. (ADR)	695,000	26,611	.65
Other securities		81,607	2.00
		444,506	10.87

Consumer staples — 8.29%
Altria Group, Inc.	1,957,200	71,457	1.75
Philip Morris International Inc.	668,300	63,883	1.56
Reynolds American Inc.	833,000	39,501	.97
Nestlé SA1	545,000	38,945	.95
British American Tobacco PLC[1]	460,550	25,525	.63
Pernod Ricard SA1	195,297	24,186	.59
Other securities		75,394	1.84
		338,891	8.29

Financials — 6.49%
AIA Group Ltd.[1]	6,867,400	30,532	.75
Link Real Estate Investment Trust[1]	4,995,000	28,307	.69
Credit Suisse Group AG1	1,012,308	28,175	.69
HSBC Holdings PLC (United Kingdom)[1]	1,455,500	15,948
HSBC Holdings PLC (Hong Kong)[1]	966,000	10,541	.65
Citigroup Inc.	545,000	25,430	.62
Prudential PLC[1]	1,454,700	24,981	.61
JPMorgan Chase & Co.	470,000	23,035	.56
Other securities		78,561	1.92
		265,510	6.49

Consumer discretionary — 6.47%
DIRECTV[2]	820,000	46,379	1.13
General Motors Co.[2]	845,000	26,060	.64
Cie. Financière Richemont SA, Class A, non-registered shares[1]	295,100	23,912	.58
Other securities		168,355	4.12
		264,706	6.47

4	American Funds Global Balanced Fund

	Shares	Value (000)	Percent of net assets
Telecommunication services — 5.63%
Vodafone Group PLC[1]	16,645,000	$50,844	1.24%
SOFTBANK CORP.[1]	983,900	48,778	1.19
Verizon Communications Inc.	784,400	42,287	1.04
OJSC Mobile TeleSystems (ADR)	1,307,031	27,055	.66
Other securities		61,355	1.50
		230,319	5.63

Information technology — 4.83%
Microsoft Corp.	2,443,000	80,863	1.98
Other securities		116,547	2.85
		197,410	4.83

Energy — 4.72%
BP PLC[1]	11,351,410	82,270
BP PLC (ADR)	84,200	3,671	2.10
Royal Dutch Shell PLC, Class B1	1,055,331	36,866	.90
Devon Energy Corp.	470,000	25,878	.64
Other securities		44,183	1.08
		192,868	4.72

Industrials — 4.61%
General Dynamics Corp.	480,300	35,523	.87
Other securities		152,975	3.74
		188,498	4.61

Utilities — 3.18%
National Grid PLC[1]	5,294,974	67,479	1.65
GDF SUEZ[1]	1,450,049	31,208	.76
Other securities		31,306	.77
		129,993	3.18

Materials — 1.65%
Dow Chemical Co.	800,000	27,128	.66
Other securities		40,438	.99
		67,566	1.65

Miscellaneous — 4.34%
Other common stocks in initial period of acquisition		177,556	4.34

Total common stocks (cost: $2,152,913,000)		2,497,823	61.08

American Funds Global Balanced Fund	5

Convertible securities — 0.23%			Value (000)	Percent of net assets
Financials — 0.23%
Other securities			$9,294	.23%

Total convertible securities (cost: $8,838,000)			9,294	.23

Bonds & notes — 30.36%		Principal amount (000)
Bonds & notes of governments outside the U.S. — 13.98%
Japanese Government:
Series 296, 1.50% 2018		¥3,645,000	39,842
Series 310, 1.00% 2020		2,734,950	29,227	2.40
1.20%–2.30% 2014–2042[3]		2,649,982	29,211
United Mexican States Government:
Series M10, 7.75% 2017	MXN	294,500	27,987
Series M30, 10.00% 2036		233,860	31,524	2.27
3.50%–10.00% 2017–2040[3]		324,278	33,441
German Government
1.50%–5.625% 2014–2042[3]		€40,150	63,195	1.55
Polish Government:
Series 1020, 5.25% 2020	PLN	79,400	28,920
5.25%–5.75% 2017–2021		78,855	28,577	1.46
5.00%–6.375% 2019–2022		$1,880	2,217
Swedish Government:
1.00% 2014[4]		900	907
3.50%–6.75% 2014–2028[3]	SKr	265,921	47,179	1.18
Netherlands Government:
Eurobond 3.25% 2015		€16,900	23,803
1.00% 2017		$1,900	1,928	1.16
Eurobond 4.00% 2019		€13,700	21,535
Other securities			162,046	3.96
			571,539	13.98

Corporate bonds & notes — 7.85%

Telecommunication services — 0.87%
Vodafone Group PLC 1.50% 2018		$610	613	.02
Verizon Communications Inc. 3.00% 2016		400	424	.01
Other securities			34,529	.84
			35,566	.87

Consumer staples — 0.79%
Altria Group, Inc. 4.75% 2021		3,300	3,797	.09
Philip Morris International Inc. 2.90% 2021		1,850	1,939	.05
Reynolds American Inc. 3.25% 2022		1,400	1,413	.04
Other securities			25,087	.61
			32,236	.79

6	American Funds Global Balanced Fund

	Principal amount (000)	Value (000)	Percent of net assets
Health care — 0.40%
Novartis Securities Investment Ltd. 5.125% 2019	$2,275	$2,729
Novartis Capital Corp. 2.40%–2.90% 2015–2022	3,800	3,953	.16%
Amgen Inc. 2.50% 2016	1,850	1,942	.05
AbbVie Inc. 2.90% 2022[4]	1,880	1,923	.05
Other securities		5,798	.14
		16,345	.40

Utilities — 0.22%
National Grid PLC 6.30% 2016	1,710	1,988	.05
Other securities		7,152	.17
		9,140	.22

Other corporate bonds & notes — 5.57%
Other securities		227,620	5.57
Total corporate bonds & notes		320,907	7.85

U.S. Treasury bonds & notes — 4.75%

U.S. Treasury — 3.47%
3.50% 2018	38,255	43,464
0.25%–8.875% 2015–2042	85,405	98,420	3.47
		141,884	3.47

U.S. Treasury inflation-protected securities[3] — 1.28%
0.125% 2022	40,297	44,008
0.125%–2.375% 2014–2042	7,679	8,336	1.28
		52,344	1.28
Total U.S. Treasury bonds & notes		194,228	4.75

Mortgage-backed obligations[5] — 3.78%
Fannie Mae:
4.00% 2043	21,050	22,530
2.00%–6.00% 2025–2043	109,647	116,874	3.41
Freddie Mac 5.00% 2041	5,199	5,780	.14
Other securities		9,600	.23
		154,784	3.78

Total bonds & notes (cost: $1,197,625,000)		1,241,458	30.36

American Funds Global Balanced Fund	7

Short-term securities — 10.62%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.075%–0.16% due 6/5–8/20/2013	$97,500	$97,488	2.38%
Thunder Bay Funding, LLC 0.20% due 7/26/2013[4]	50,600	50,577
Old Line Funding, LLC 0.18% due 5/6/2013[4]	37,700	37,699	2.16
Fannie Mae 0.11%–0.12% due 7/22/2013–2/18/2014	80,800	80,761	1.97
Federal Home Loan Bank 0.07% due 7/10/2013	35,000	34,995	.86
Reckitt Benckiser Treasury Services PLC 0.14% due 5/10/2013[4]	33,000	32,999	.81
U.S. Treasury Bill 0.138% due 6/6/2013	30,000	29,999	.73
United Technologies Corp. 0.08% due 5/1/2013[4]	28,700	28,700	.70
Other securities		41,184	1.01

Total short-term securities (cost: $434,374,000)		434,402	10.62

Total investment securities (cost: $3,793,750,000)		4,182,977	102.29
Other assets less liabilities		(93,538)	(2.29)

Net assets		$4,089,439	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

8	American Funds Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount			Unrealized appreciation (depreciation )
			Receive		Deliver	at 4/30/2013
	Settlement date	Counterparty	(000)		(000)	(000)
Purchases:
Euros	5/31/2013	UBS AG	€3,609		$4,696	$58
Euros	6/5/2013	Barclays Bank PLC	€6,892		$8,980	100
Japanese yen	5/10/2013	Barclays Bank PLC	¥444,746		$4,497	65
Japanese yen	5/15/2013	Barclays Bank PLC	¥775,000		$7,760	191
						414

Sales:
British pounds	5/20/2013	Citibank	¥888,185		£5,980	(176)
British pounds	5/31/2013	UBS AG	$4,257		£2,750	(14)
Chilean pesos	5/13/2013	Citibank	$3,320	CLP	1,561,600	11
Euros	5/24/2013	Citibank	¥1,348,183		€10,400	133
Mexican pesos	5/15/2013	HSBC Bank	$15,257	MXN	184,575	75
Polish zloty	5/13/2013	UBS AG	$12,823	PLN	40,300	81
Russian rubles	5/22/2013	JPMorgan Chase	$4,861	RUB	154,600	(84)
South Korean won	5/28/2013	Citibank	$4,985	KRW	5,590,600	(86)
						(60)

Forward currency contracts – net						$354

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,271,141,000, which represented 31.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $256,074,000, which represented 6.26% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CLP = Chilean pesos

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

PLN = Polish zloty

SKr = Swedish kronor

RUB = Russian rubles

See Notes to Financial Statements

American Funds Global Balanced Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,793,750)		$4,182,977
Cash denominated in currencies other than U.S. dollars (cost: $914)		912
Cash		165
Unrealized appreciation on open forward currency contracts		714
Receivables for:
Sales of investments	$70,546
Sales of fund’s shares	10,981
Dividends and interest	21,931	103,458
		4,288,226
Liabilities:
Unrealized depreciation on open forward currency contracts		360
Payables for:
Purchases of investments	191,384
Repurchases of fund’s shares	3,209
Investment advisory services	1,644
Services provided by related parties	1,833
Trustees’ deferred compensation	315
Other	42	198,427
Net assets at April 30, 2013		$4,089,439

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,646,737
Distributions in excess of net investment income		(2,834)
Undistributed net realized gain		55,829
Net unrealized appreciation		389,707
Net assets at April 30, 2013		$4,089,439

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (142,945 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,031,636	105,948	$28.61
Class B	13,920	487	28.58
Class C	362,549	12,694	28.56
Class F-1	180,691	6,314	28.62
Class F-2	164,734	5,754	28.63
Class 529-A	133,084	4,653	28.60
Class 529-B	1,709	60	28.56
Class 529-C	47,137	1,653	28.52
Class 529-E	7,775	272	28.58
Class 529-F-1	7,640	267	28.62
Class R-1	5,893	206	28.57
Class R-2	23,051	808	28.55
Class R-3	21,416	749	28.59
Class R-4	12,830	448	28.62
Class R-5	21,192	740	28.64
Class R-6	54,182	1,892	28.64

See Notes to Financial Statements

10	American Funds Global Balanced Fund

Statement of operations	unaudited
for the six months ended April 30, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,330)	$32,488
Interest (net of non-U.S. taxes of $20)	16,038	$48,526
Fees and expenses*:
Investment advisory services	9,231
Distribution services	5,752
Transfer agent services	2,517
Administrative services	362
Reports to shareholders	187
Registration statement and prospectus	279
Trustees’ compensation	245
Auditing and legal	27
Custodian	166
Other	132	18,898
Net investment income		29,628

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	75,827
Forward currency contracts	(10,308)
Currency transactions	(696)	64,823
Net unrealized appreciation on:
Investments	245,205
Forward currency contracts	1,064
Currency translations	126	246,395
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		311,218
Net increase in net assets resulting from operations		$340,846

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Global Balanced Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30, 2013*	October 31, 2012
Operations:
Net investment income	$29,628	$62,745
Net realized gain on investments, forward currency contracts and currency transactions	64,823	22,486
Net unrealized appreciation on investments, forward currency contracts and currency translations	246,395	202,121
Net increase in net assets resulting from operations	340,846	287,352

Dividends paid to shareholders from net investment income	(35,504)	(53,805)

Net capital share transactions	422,442	473,038

Total increase in net assets	727,784	706,585

Net assets:
Beginning of period	3,361,655	2,655,070
End of period (including distributions in excess of and undistributed net investment income:
$(2,834) and $3,042, respectively)	$4,089,439	$3,361,655

*	Unaudited.

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American Funds Global Balanced Fund	13

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	American Funds Global Balanced Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Global Balanced Fund	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market

16	American Funds Global Balanced Fund

data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$245,860	$198,646	$—	$444,506
Consumer staples	219,981	118,910	—	338,891
Financials	59,751	205,759	—	265,510
Consumer discretionary	164,658	100,048	—	264,706
Telecommunication services	85,320	144,999	—	230,319
Information technology	167,509	29,901	—	197,410
Energy	62,338	130,530	—	192,868
Industrials	109,590	78,908	—	188,498
Utilities	—	129,993	—	129,993
Materials	47,442	20,124	—	67,566
Miscellaneous	64,233	113,323	—	177,556
Convertible securities	—	9,294	—	9,294
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	571,539	—	571,539
Corporate bonds & notes	—	320,907	—	320,907
U.S. Treasury bonds & notes	—	194,228	—	194,228
Mortgage-backed obligations	—	154,784	—	154,784
Short-term securities	—	434,402	—	434,402
Total	$1,226,682	$2,956,295	$—	$4,182,977

American Funds Global Balanced Fund	17

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$714	$—	$714
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(360)	—	(360)
Total	$—	$354	$—	$354

*	Securities with a market value of $924,773,000, which represented 22.61% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed

18	American Funds Global Balanced Fund

countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Global Balanced Fund	19

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities, by state tax authorities and by tax authorities outside the U.S. for tax years before 2011, the year the fund commenced operations.

20	American Funds Global Balanced Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$13,191
Capital loss carryforward*	(9,691)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$456,986
Gross unrealized depreciation on investment securities	(78,109)
Net unrealized appreciation on investment securities	378,877
Cost of investment securities	3,804,100

American Funds Global Balanced Fund	21

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2013	Year ended October 31, 2012
Class A	$27,659	$42,966
Class B	87	160
Class C	2,019	2,874
Class F-1	1,587	2,396
Class F-2	1,591	2,351
Class 529-A	1,152	1,636
Class 529-B	9	15
Class 529-C	243	301
Class 529-E	56	80
Class 529-F-1	59	59
Class R-1	37	53
Class R-2	136	176
Class R-3	163	219
Class R-4	114	140
Class R-5	226	337
Class R-6	366	42
Total	$35,504	$53,805

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2013, the investment advisory services fee was $9,231,000, which was equivalent to an annualized rate of 0.509% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an

22	American Funds Global Balanced Fund

annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and

American Funds Global Balanced Fund	23

$150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended April 30, 2013, were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative		529 plan
Share class	services	services	services		services
Class A	$3,356	$1,928	$136		Not applicable
Class B	70	10	Not applicable		Not applicable
Class C	1,617	238	81		Not applicable
Class F-1	200	94	40		Not applicable
Class F-2	Not applicable	85	36		Not applicable
Class 529-A	128	68	29		$58
Class 529-B	8	1	—	*	1
Class 529-C	202	25	10		20
Class 529-E	17	2	2		3
Class 529-F-1	—	3	1		3
Class R-1	19	2	1		Not applicable
Class R-2	75	35	5		Not applicable
Class R-3	46	15	5		Not applicable
Class R-4	14	5	3		Not applicable
Class R-5	Not applicable	5	5		Not applicable
Class R-6	Not applicable	1	8		Not applicable
Total class-specific expenses	$5,752	$2,517	$362		$85

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $245,000, shown on the accompanying financial statements, includes $224,000 in current fees (either paid in cash or deferred) and a net increase of $21,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

24	American Funds Global Balanced Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of					Net increase
	Sales*		dividends			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2013

Class A	$428,038	15,706	$27,224	1,008		$(188,956)	(6,967)	$266,306	9,747
Class B	1,828	68	86	3		(3,645)	(135)	(1,731)	(64)
Class C	59,382	2,180	1,989	74		(29,702)	(1,095)	31,669	1,159
Class F-1	36,812	1,355	1,571	58		(15,906)	(584)	22,477	829
Class F-2	30,314	1,111	956	35		(7,728)	(283)	23,542	863
Class 529-A	24,987	921	1,152	43		(9,515)	(351)	16,624	613
Class 529-B	194	7	9	—	†	(336)	(12)	(133)	(5)
Class 529-C	10,913	403	243	9		(3,104)	(115)	8,052	297
Class 529-E	1,796	66	56	2		(589)	(22)	1,263	46
Class 529-F-1	3,517	130	59	2		(469)	(17)	3,107	115
Class R-1	1,146	42	29	1		(293)	(11)	882	32
Class R-2	7,224	265	128	5		(4,120)	(149)	3,232	121
Class R-3	5,498	201	153	6		(3,014)	(111)	2,637	96
Class R-4	3,588	132	101	4		(1,518)	(56)	2,171	80
Class R-5	2,077	76	213	8		(1,453)	(54)	837	30
Class R-6	41,201	1,516	353	13		(47)	(2)	41,507	1,527
Total net increase (decrease)	$658,515	24,179	$34,322	1,271		$(270,395)	(9,964)	$422,442	15,486

Year ended October 31, 2012

Class A	$674,004	26,728	$41,990	1,657		$(426,952)	(16,871)	$289,042	11,514
Class B	4,684	186	158	6		(8,916)	(354)	(4,074)	(162)
Class C	94,147	3,731	2,823	111		(54,286)	(2,145)	42,684	1,697
Class F-1	54,606	2,169	2,376	93		(38,247)	(1,519)	18,735	743
Class F-2	68,073	2,732	1,324	52		(18,456)	(728)	50,941	2,056
Class 529-A	41,251	1,631	1,636	65		(10,791)	(425)	32,096	1,271
Class 529-B	760	30	15	1		(636)	(25)	139	6
Class 529-C	14,645	581	301	12		(3,930)	(155)	11,016	438
Class 529-E	2,416	97	80	3		(802)	(31)	1,694	69
Class 529-F-1	2,031	80	59	2		(341)	(13)	1,749	69
Class R-1	1,255	49	41	2		(1,002)	(39)	294	12
Class R-2	10,349	409	164	7		(3,420)	(134)	7,093	282
Class R-3	10,550	417	203	8		(4,340)	(171)	6,413	254
Class R-4	5,596	221	119	5		(1,694)	(66)	4,021	160
Class R-5	4,624	181	316	12		(2,124)	(84)	2,816	109
Class R-6	10,635	404	20	1		(2,276)	(88)	8,379	317
Total net increase (decrease)	$999,626	39,646	$51,625	2,037		$(578,213)	(22,848)	$473,038	18,835

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,091,463,000 and $1,884,787,000, respectively, during the six months ended April 30, 2013.

American Funds Global Balanced Fund	25

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2013[3,4]	$26.38	$.23	$2.28	$2.51
	Year ended 10/31/2012	24.45	.54	1.85	2.39
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.36	(.70)	(.34)
Class B:	Six months ended 4/30/2013[3,4]	26.34	.13	2.28	2.41
	Year ended 10/31/2012	24.41	.34	1.85	2.19
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.22	(.69)	(.47)
Class C:	Six months ended 4/30/2013[3,4]	26.33	.12	2.28	2.40
	Year ended 10/31/2012	24.41	.33	1.85	2.18
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.22	(.69)	(.47)
Class F-1:	Six months ended 4/30/2013[3,4]	26.38	.23	2.28	2.51
	Year ended 10/31/2012	24.45	.53	1.86	2.39
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.37	(.71)	(.34)
Class F-2:	Six months ended 4/30/2013[3,4]	26.39	.26	2.29	2.55
	Year ended 10/31/2012	24.46	.59	1.85	2.44
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.41	(.70)	(.29)
Class 529-A:	Six months ended 4/30/2013[3,4]	26.37	.22	2.28	2.50
	Year ended 10/31/2012	24.44	.52	1.86	2.38
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.35	(.71)	(.36)
Class 529-B:	Six months ended 4/30/2013[3,4]	26.33	.11	2.27	2.38
	Year ended 10/31/2012	24.41	.31	1.85	2.16
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.21	(.70)	(.49)
Class 529-C:	Six months ended 4/30/2013[3,4]	26.30	.11	2.28	2.39
	Year ended 10/31/2012	24.39	.31	1.85	2.16
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.20	(.69)	(.49)
Class 529-E:	Six months ended 4/30/2013[3,4]	26.35	.19	2.28	2.47
	Year ended 10/31/2012	24.42	.45	1.86	2.31
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.29	(.69)	(.40)
Class 529-F-1:	Six months ended 4/30/2013[3,4]	26.38	.25	2.29	2.54
	Year ended 10/31/2012	24.45	.56	1.86	2.42
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.39	(.70)	(.31)

See page 29 for footnotes.

26	American Funds Global Balanced Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.28)	$28.61	9.57%	$3,031	.96%[5]		1.71%[5]
(.46)	26.38	9.88	2,538	.91		2.14
(.21)	24.45	(1.38)	2,070	1.08	[5]	1.95	[5]
(.17)	28.58	9.18	14	1.71	[5]	.96	[5]
(.26)	26.34	9.01	14	1.71		1.35
(.12)	24.41	(1.90)	17	1.77	[5]	1.20	[5]
(.17)	28.56	9.16	362	1.76	[5]	.92	[5]
(.26)	26.33	8.97	304	1.76		1.29
(.12)	24.41	(1.90)	240	1.81	[5]	1.21	[5]
(.27)	28.62	9.59	181	.98	[5]	1.70	[5]
(.46)	26.38	9.85	145	.96		2.10
(.21)	24.45	(1.34)	116	1.02	[5]	2.03	[5]
(.31)	28.63	9.72	165	.73	[5]	1.95	[5]
(.51)	26.39	10.10	129	.72		2.32
(.25)	24.46	(1.18)	69	.79	[5]	2.23	[5]
(.27)	28.60	9.53	133	1.04	[5]	1.63	[5]
(.45)	26.37	9.84	106	.98		2.06
(.20)	24.44	(1.44)	68	1.08	[5]	1.88	[5]
(.15)	28.56	9.09	2	1.84	[5]	.84	[5]
(.24)	26.33	8.88	2	1.84		1.21
(.10)	24.41	(1.97)	2	1.88	[5]	1.11	[5]
(.17)	28.52	9.11	47	1.83	[5]	.84	[5]
(.25)	26.30	8.90	36	1.83		1.21
(.12)	24.39	(1.97)	22	1.86	[5]	1.06	[5]
(.24)	28.58	9.42	8	1.27	[5]	1.41	[5]
(.38)	26.35	9.49	6	1.27		1.78
(.18)	24.42	(1.58)	4	1.32	[5]	1.60	[5]
(.30)	28.62	9.68	8	.83	[5]	1.83	[5]
(.49)	26.38	10.00	4	.82		2.20
(.24)	24.45	(1.26)	2	.84	[5]	2.11	[5]

American Funds Global Balanced Fund	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 4/30/2013[3,4]	$26.34	$.17	$2.26	$2.43
	Year ended 10/31/2012	24.41	.38	1.85	2.23
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.23	(.70)	(.47)
Class R-2:	Six months ended 4/30/2013[3,4]	26.32	.13	2.28	2.41
	Year ended 10/31/2012	24.41	.35	1.86	2.21
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.24	(.71)	(.47)
Class R-3:	Six months ended 4/30/2013[3,4]	26.35	.19	2.29	2.48
	Year ended 10/31/2012	24.43	.46	1.85	2.31
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.30	(.69)	(.39)
Class R-4:	Six months ended 4/30/2013[3,4]	26.39	.23	2.28	2.51
	Year ended 10/31/2012	24.46	.54	1.86	2.40
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.38	(.71)	(.33)
Class R-5:	Six months ended 4/30/2013[3,4]	26.40	.27	2.29	2.56
	Year ended 10/31/2012	24.46	.60	1.87	2.47
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.42	(.71)	(.29)
Class R-6:	Six months ended 4/30/2013[3,4]	26.40	.28	2.28	2.56
	Year ended 10/31/2012	24.46	.56	1.92	2.48
	Period from 2/1/2011[6] to 10/31/2011[3]	25.00	.44	(.72)	(.28)

	Six months ended April 30, 2013[3,4]	Year ended October 31, 2012	For the period 2/1/2011[6] to 10/31/2011[3]
Portfolio turnover rate for all share classes	58%	62%	38%

28	American Funds Global Balanced Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.20)	$28.57	9.29%	$6	1.45%[5]		1.23%[5]
(.30)	26.34	9.20	4	1.56		1.48
(.12)	24.41	(1.90)	4	1.75	[5]	1.26	[5]
(.18)	28.55	9.21	23	1.70	[5]	.98	[5]
(.30)	26.32	9.10	18	1.65		1.40
(.12)	24.41	(1.87)	10	1.64	[5]	1.30	[5]
(.24)	28.59	9.46	21	1.27	[5]	1.41	[5]
(.39)	26.35	9.55	17	1.23		1.81
(.18)	24.43	(1.58)	10	1.28	[5]	1.66	[5]
(.28)	28.62	9.58	13	.94	[5]	1.73	[5]
(.47)	26.39	9.90	10	.92		2.14
(.21)	24.46	(1.34)	5	1.00	[5]	2.03	[5]
(.32)	28.64	9.76	21	.66	[5]	2.01	[5]
(.53)	26.40	10.20	19	.66		2.38
(.25)	24.46	(1.16)	15	.74	[5]	2.31	[5]
(.32)	28.64	9.79	54	.62	[5]	2.08	[5]
(.54)	26.40	10.23	10	.63		2.23
(.26)	24.46	(1.13)	1	.71	[5]	2.35	[5]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	Commencement of operations.

See Notes to Financial Statements

American Funds Global Balanced Fund	29

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

30	American Funds Global Balanced Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,095.73	$4.99	.96%
Class A — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class B — actual return	1,000.00	1,091.84	8.87	1.71
Class B — assumed 5% return	1,000.00	1,016.31	8.55	1.71
Class C — actual return	1,000.00	1,091.56	9.13	1.76
Class C — assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class F-1 — actual return	1,000.00	1,095.86	5.09	.98
Class F-1 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class F-2 — actual return	1,000.00	1,097.19	3.80	.73
Class F-2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-A — actual return	1,000.00	1,095.29	5.40	1.04
Class 529-A — assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 529-B — actual return	1,000.00	1,090.91	9.54	1.84
Class 529-B — assumed 5% return	1,000.00	1,015.67	9.20	1.84
Class 529-C — actual return	1,000.00	1,091.12	9.49	1.83
Class 529-C — assumed 5% return	1,000.00	1,015.72	9.15	1.83
Class 529-E — actual return	1,000.00	1,094.16	6.59	1.27
Class 529-E — assumed 5% return	1,000.00	1,018.50	6.36	1.27
Class 529-F-1 — actual return	1,000.00	1,096.80	4.32	.83
Class 529-F-1 — assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-1 — actual return	1,000.00	1,092.92	7.52	1.45
Class R-1 — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 — actual return	1,000.00	1,092.12	8.82	1.70
Class R-2 — assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class R-3 — actual return	1,000.00	1,094.63	6.60	1.27
Class R-3 — assumed 5% return	1,000.00	1,018.50	6.36	1.27
Class R-4 — actual return	1,000.00	1,095.80	4.88	.94
Class R-4 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-5 — actual return	1,000.00	1,097.57	3.43	.66
Class R-5 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-6 — actual return	1,000.00	1,097.89	3.23	.62
Class R-6 — assumed 5% return	1,000.00	1,021.72	3.11	.62

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Balanced Fund	31

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing long-term growth of capital, conservation of principal and current income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and

32	American Funds Global Balanced Fund

expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	33

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2013 (the most recent calendar quarter-end):	1 year	Life of class
Class B shares[1] — first sold 2/1/11
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	3.66%	4.27%
Not reflecting CDSC	8.66	6.02

Class C shares — first sold 2/1/11
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	7.63	5.99
Not reflecting CDSC	8.63	5.99

Class F-1 shares[2] — first sold 2/1/11
Not reflecting annual asset-based fee charged by sponsoring firm	9.48	6.82

Class F-2 shares[2] — first sold 2/1/11
Not reflecting annual asset-based fee charged by sponsoring firm	9.76	7.08

Class 529-A shares[3] — first sold 2/1/11
Reflecting 5.75% maximum sales charge	3.16	3.87
Not reflecting maximum sales charge	9.45	6.77

Class 529-B shares[1,3] — first sold 2/1/11
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	3.56	4.15
Not reflecting CDSC	8.56	5.90

Class 529-C shares[3] — first sold 2/1/11
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	7.51	5.90
Not reflecting CDSC	8.51	5.90

Class 529-E shares[2,3] — first sold 2/1/11	9.15	6.48

Class 529-F-1 shares[2,3] — first sold 2/1/11
Not reflecting annual asset-based fee charged by sponsoring firm	9.66	6.98

[1]	These shares are not available for purchase.
[2]	These shares are sold without any initial or contingent deferred sales charge.
[3]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For information regarding the differences among the various share classes, refer to the fund prospectus.

34	American Funds Global Balanced Fund

Office of the fund

One Market

Steuart Tower, Suite 2000

Mailing address: P.O. Box 7650

San Francisco, CA 94120-7650

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2013, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Global Balanced Fund	35

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36	American Funds Global Balanced Fund

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The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach —in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced Fund® Investment Portfolio April 30, 2013

unaudited

Common stocks 61.08%
		Value
Health care 10.87%	Shares	(000)

Novartis AG1	1,641,550	$ 122,056
Amgen Inc.	722,700	75,312
AbbVie Inc.	1,315,800	60,593
GlaxoSmithKline PLC[1]	1,669,100	43,061
Gilead Sciences, Inc.[2]	696,400	35,266
Teva Pharmaceutical Industries Ltd. (ADR)	695,000	26,611
Stryker Corp.	237,200	15,556
Thermo Fisher Scientific Inc.	189,900	15,321
Bayer AG1	138,110	14,412
Roche Holding AG1	38,410	9,616
Sonic Healthcare Ltd.[1]	691,700	9,501
Hologic, Inc.[2]	423,995	8,637
UnitedHealth Group Inc.	142,900	8,564
		444,506
Consumer staples 8.29%

Altria Group, Inc.	1,957,200	71,457
Philip Morris International Inc.	668,300	63,883
Reynolds American Inc.	833,000	39,501
Nestlé SA1	545,000	38,945
British American Tobacco PLC[1]	460,550	25,525
Pernod Ricard SA1	195,297	24,186
Anheuser-Busch InBev NV1	188,900	18,051
Green Mountain Coffee Roasters, Inc.[2]	257,000	14,752
Mead Johnson Nutrition Co.	150,000	12,163
Danone SA1	128,020	9,783
Lorillard, Inc.	214,000	9,178
Kraft Foods Group, Inc.	175,700	9,047
Wesfarmers Ltd.[1]	53,795	2,420
		338,891
Financials 6.49%

AIA Group Ltd.[1]	6,867,400	30,532
Link Real Estate Investment Trust[1]	4,995,000	28,307
Credit Suisse Group AG1	1,012,308	28,175
HSBC Holdings PLC (United Kingdom)[1]	1,455,500	15,948
HSBC Holdings PLC (Hong Kong)[1]	966,000	10,541
Citigroup Inc.	545,000	25,430
Prudential PLC[1]	1,454,700	24,981
JPMorgan Chase & Co.	470,000	23,035
Westfield Group[1]	1,643,480	19,861
Société Générale[1,2]	530,000	19,265
Deutsche Bank AG1	270,700	12,449
CIT Group Inc.[2]	265,500	11,286
Barclays PLC[1]	1,786,000	7,940
Bank of Ireland[1,2]	35,007,978	7,760
		265,510
Common stocks
		Value
Consumer discretionary 6.47%	Shares	(000)

DIRECTV[2]	820,000	$ 46,379
General Motors Co.[2]	845,000	26,060
Cie. Financière Richemont SA, Class A, non-registered shares[1]	295,100	23,912
Marks and Spencer Group PLC[1]	3,311,687	21,019
Home Depot, Inc.	231,000	16,944
Ford Motor Co.	1,200,000	16,452
Swatch Group Ltd, non-registered shares[1]	28,185	16,180
Kingfisher PLC[1]	3,095,630	15,059
Kohl’s Corp.	295,000	13,883
Hasbro, Inc.	286,808	13,586
Whitbread PLC[1]	337,300	13,408
Mattel, Inc.	281,900	12,872
AutoNation, Inc.[2]	275,000	12,515
SJM Holdings Ltd.[1]	2,411,000	6,081
YUM! Brands, Inc.	87,600	5,967
Bayerische Motoren Werke AG1	47,570	4,389
		264,706
Telecommunication services 5.63%

Vodafone Group PLC[1]	16,645,000	50,844
SOFTBANK CORP.[1]	983,900	48,778
Verizon Communications Inc.	784,400	42,287
OJSC Mobile TeleSystems (ADR)	1,307,031	27,055
Telefónica Deutschland Holding AG1,2	2,324,576	18,447
CenturyLink, Inc.	425,300	15,978
TeliaSonera AB1	1,646,200	11,345
Singapore Telecommunications Ltd.[1]	2,915,000	9,308
Ziggo NV1	174,880	6,277
		230,319
Information technology 4.83%

Microsoft Corp.	2,443,000	80,863
Google Inc., Class A2	26,000	21,439
Hewlett-Packard Co.	980,000	20,188
Accenture PLC, Class A	180,000	14,659
Samsung Electronics Co. Ltd.[1]	9,390	12,974
Oracle Corp.	394,800	12,942
Avago Technologies Ltd.	343,800	10,988
Compal Electronics, Inc.[1]	13,500,000	8,748
Murata Manufacturing Co., Ltd.[1]	100,400	8,179
Baidu, Inc., Class A (ADR)[2]	74,900	6,430
		197,410
Energy 4.72%

BP PLC[1]	11,351,410	82,270
BP PLC (ADR)	84,200	3,671
Royal Dutch Shell PLC, Class B1	1,055,331	36,866
Devon Energy Corp.	470,000	25,878
Baker Hughes Inc.	460,000	20,880
OJSC Gazprom (ADR)[1]	1,435,000	11,394
Transocean Ltd.[2]	160,000	8,235
Husky Energy Inc.	127,100	3,674
		192,868
Common stocks
		Value
Industrials 4.61%	Shares	(000)

General Dynamics Corp.	480,300	$ 35,523
Nielsen Holdings NV	536,798	18,584
Hutchison Port Holdings Trust[1]	21,800,000	18,169
United Continental Holdings, Inc.[2]	500,000	16,150
Jardine Matheson Holdings Ltd.[1]	218,500	14,194
Southwest Airlines Co.	980,000	13,426
United Technologies Corp.	104,300	9,522
Qantas Airways Ltd.[1,2]	4,800,000	9,465
BAE Systems PLC[1]	1,575,000	9,196
PACCAR Inc	169,900	8,458
Babcock International Group PLC[1]	504,700	8,391
Lockheed Martin Corp.	80,000	7,927
Rexel SA1	329,782	7,258
COSCO Pacific Ltd.[1]	5,294,000	7,027
Bunzl PLC[1]	262,100	5,208
		188,498
Utilities 3.18%

National Grid PLC[1]	5,294,974	67,479
GDF SUEZ[1]	1,450,049	31,208
SSE PLC[1]	650,000	15,726
Power Assets Holdings Ltd.[1]	916,500	8,968
ENN Energy Holdings Ltd.[1]	1,138,000	6,612
		129,993
Materials 1.65%

Dow Chemical Co.	800,000	27,128
AptarGroup, Inc.	230,000	12,903
ArcelorMittal[1]	765,000	9,412
Celanese Corp., Series A	150,000	7,411
Amcor Ltd.[1]	613,350	6,299
Boral Ltd.[1]	849,683	4,413
		67,566
Miscellaneous 4.34%

Other common stocks in initial period of acquisition		177,556
Total common stocks (cost: $2,152,913,000)		2,497,823
Convertible securities 0.23%
	Principal amount
Financials 0.23%	(000)

Bank of Ireland, convertible notes 10.00% 2016	€6,700	9,294
Total convertible securities (cost: $8,838,000)		9,294
Bonds & notes 30.36%

Bonds & notes of governments outside the U.S. 13.98%

Japanese Government, Series 264, 1.50% 2014	¥415,000	4,339
Japanese Government, Series 269, 1.30% 2015	285,000	2,989
Japanese Government, Series 275, 1.40% 2015	290,000	3,073
Japanese Government, Series 282, 1.70% 2016	160,000	1,725
Bonds & notes
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Japanese Government, Series 14, 1.20% 2017[3]	¥ 2,982	$ 34
Japanese Government, Series 289, 1.50% 2017	7,000	76
Japanese Government, Series 296, 1.50% 2018	3,645,000	39,842
Japanese Government, Series 310, 1.00% 2020	2,734,950	29,227
Japanese Government, Series 136, 1.60% 2032	255,000	2,706
Japanese Government, Series 21, 2.30% 2035	770,000	9,072
Japanese Government, Series 36, 2.00% 2042	465,000	5,197
United Mexican States Government, Series M10, 7.75% 2017	MXN294,500	27,987
United Mexican States Government 3.50% 2017[3]	55,061	5,187
United Mexican States Government 4.00% 2019[3]	19,490	1,946
United Mexican States Government, Series M, 6.50% 2021	150,500	14,195
United Mexican States Government, Series M20, 10.00% 2024	69,500	8,543
United Mexican States Government, Series M30, 10.00% 2036	233,860	31,524
United Mexican States Government 4.00% 2040[3]	29,727	3,570
German Government 4.25% 2014	€5,000	6,908
German Government 1.50% 2016[3]	571	816
German Government, Series 6, 4.00% 2016	5,000	7,399
German Government, Series 8, 4.25% 2018	5,100	8,055
German Government 1.75% 2020[3]	754	1,183
German Government 3.00% 2020	8,700	13,327
German Government 2.00% 2022	5,650	8,069
German Government 5.625% 2028	5,775	11,455
German Government 3.25% 2042	3,600	5,983
Polish Government, Series 1017, 5.25% 2017	PLN44,275	15,505
Polish Government 6.375% 2019	$150	186
Polish Government, Series 1020, 5.25% 2020	PLN79,400	28,920
Polish Government 5.125% 2021	$930	1,095
Polish Government, Series 1021, 5.75% 2021	PLN34,580	13,072
Polish Government 5.00% 2022	$800	936
Swedish Government 1.00% 2014[4]	900	907
Swedish Government, Series 1041, 6.75% 2014	SKr 23,050	3,765
Swedish Government 3.50% 2015[3]	10,197	1,720
Swedish Government, Series 1049, 4.50% 2015	100,550	16,794
Swedish Government, Series 1051, 3.75% 2017	52,550	9,037
Swedish Government, Series 1047, 5.00% 2020	69,100	13,445
Swedish Government, Series 3104, 3.50% 2028[3]	10,474	2,418
Netherlands Government Eurobond 3.25% 2015	€16,900	23,803
Netherlands Government 1.00% 2017	$1,900	1,928
Netherlands Government Eurobond 4.00% 2019	€13,700	21,535
Singapore (Republic of) 3.625% 2014	S$5,660	4,780
Singapore (Republic of) 4.00% 2018	7,160	6,868
Singapore (Republic of) 2.25% 2021	8,370	7,355
United Kingdom 2.75% 2015	£ 225	365
United Kingdom 4.50% 2019	4,290	8,036
United Kingdom 4.75% 2020	25	48
United Kingdom 5.00% 2025	2,500	5,142
United Kingdom 4.75% 2038	1,800	3,745
Russian Federation 6.20% 2018	RUB 99,300	3,237
Russian Federation 7.50% 2018	246,700	8,459
Russian Federation 5.00% 2020	$3,100	3,586
Norwegian Government 4.25% 2017	NKr49,350	9,576
Norwegian Government 4.50% 2019	25,000	5,091
Austrian Government 3.65% 2022	€9,200	14,436
Israeli Government, Series 5903, 4.00% 2021[3]	ILS11,040	3,881
Bonds & notes
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Israeli Government 4.00% 2022	$3,400	$ 3,744
Israeli Government 4.25% 2023	ILS13,450	3,977
Chilean Government 3.875% 2020	$500	561
Chilean Government 5.50% 2020	CLP 834,500	1,889
Chilean Government 3.00% 2020[3]	274,238	606
Chilean Government 6.00% 2021	1,625,000	3,632
Chilean Government 3.00% 2022[3]	445,350	996
Chilean Government 3.00% 2022[3]	377,555	842
Chilean Government 3.00% 2023[3]	594,259	1,339
Canadian Government 4.25% 2018	C$8,125	9,285
Kingdom of Denmark 4.00% 2019	DKr41,000	8,827
Spanish Government 3.80% 2017	€3,450	4,748
Spanish Government 5.40% 2023	2,400	3,475
Peru (Republic of) 7.84% 2020	PEN9,800	4,649
Peru (Republic of) 5.20% 2023	4,000	1,650
South Korean Government 2.75% 2017[3]	KRW1,005,727	994
South Korean Government 5.50% 2017	4,792,750	4,884
Bahrain Government 5.50% 2020	$3,800	4,203
State of Qatar 3.125% 2017[4]	1,000	1,067
State of Qatar 5.25% 2020	1,300	1,544
State of Qatar 4.50% 2022[4]	1,000	1,145
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR30,000	2,912
Colombia (Republic of) Global 7.375% 2019	$1,000	1,304
Colombia (Republic of) Global 4.375% 2021	1,200	1,375
Bermudan Government 5.603% 2020	1,700	1,975
Bermudan Government 5.603% 2020[4]	100	116
Indonesia (Republic of) 4.875% 2021[4]	1,500	1,706
Morocco Government 4.25% 2022	900	934
Morocco Government 4.25% 2022[4]	500	519
Lithuania (Republic of) 6.625% 2022[4]	1,000	1,280
Croatian Government 6.75% 2019	1,100	1,263
		571,539
Corporate bonds & notes 7.85%
Financials 2.50%

Goodman Funding Pty Ltd. 6.00% 2022[4]	7,875	9,221
JPMorgan Chase & Co. 1.125% 2016	535	538
JPMorgan Chase & Co. 3.25% 2022	2,850	2,925
JPMorgan Chase & Co. 3.20% 2023	3,845	3,949
Citigroup Inc. 4.587% 2015	2,370	2,584
Citigroup Inc. 4.45% 2017	925	1,024
Citigroup Inc. 3.375% 2023	3,415	3,544
Prologis, Inc. 6.625% 2018	950	1,155
Prologis, Inc. 6.625% 2019	3,590	4,397
Prologis, Inc. 6.875% 2020	980	1,216
Morgan Stanley 1.75% 2016	4,000	4,031
Morgan Stanley 3.80% 2016	2,000	2,130
Ford Motor Credit Co. 2.375% 2018	5,950	5,983
Murray Street Investment Trust I 4.647% 2017	600	658
Goldman Sachs Group, Inc. 5.25% 2021	900	1,045
Goldman Sachs Group, Inc. 3.625% 2023	3,940	4,096
HSBC Holdings PLC 6.00% 2019	€400	649
HSBC Holdings PLC 4.125% 2020[4]	$ 560	627
HSBC Holdings PLC 4.875% 2020	750	859
Bonds & notes
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

HSBC Holdings PLC 4.00% 2022	$2,440	$ 2,708
HSBC Holdings PLC 6.375% 2022[5]	£50	88
Barclays Bank PLC 6.00% 2018	€3,075	4,691
Bank of America Corp. 5.00% 2021	$1,500	1,720
Bank of America Corp. 3.30% 2023	2,880	2,923
Standard Chartered PLC 3.20% 2016[4]	2,300	2,444
Standard Chartered Bank 5.875% 2017	€1,200	1,842
Korea Development Bank 3.875% 2017	$3,150	3,415
Westfield Group 7.125% 2018[4]	600	747
Westfield Group 6.75% 2019[4]	300	373
Westfield Group 4.625% 2021[4]	1,895	2,149
Wells Fargo & Co., Series I, 3.50% 2022	2,600	2,795
RSA Insurance Group PLC 8.50% (undated)[5]	£1,550	2,629
Kimco Realty Corp. 5.584% 2015	$ 800	888
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,579
BNP Paribas 5.00% 2021	2,050	2,355
UBS AG 4.875% 2020	1,993	2,336
American International Group, Inc. 3.80% 2017	2,000	2,172
Nordea Bank AB 3.125% 2017[4]	2,000	2,138
Royal Bank of Scotland PLC 6.934% 2018	€ 100	150
Royal Bank of Scotland Group PLC 5.50% 2020	1,200	1,932
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	2,016
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,844
American Campus Communities, Inc. 3.75% 2023	1,550	1,631
Realogy Corp. 7.875% 2019[4]	1,375	1,542
Lloyds TSB Bank PLC 6.50% 2020	€500	777
Simon Property Group, LP 6.75% 2014	$ 300	314
Simon Property Group, LP 4.20% 2015	326	343
AvalonBay Communities, Inc. 2.85% 2023	450	450
ERP Operating LP 4.75% 2020	250	288
The Export-Import Bank of Korea 4.375% 2021	200	223
Banco de Crédito del Perú 5.375% 2020[4]	125	139
		102,272
Energy 1.15%

Gazprom OJSC 5.092% 2015[4]	1,100	1,185
Gazprom OJSC 5.875% 2015	€1,950	2,803
Gazprom OJSC 4.95% 2022[4]	$ 900	949
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,993
Gazprom OJSC 7.288% 2037	4,530	5,640
Petrobras International Finance Co. 5.375% 2021	4,565	5,064
Statoil ASA 3.125% 2017	1,460	1,591
Statoil ASA 3.15% 2022	1,200	1,292
StatoilHydro ASA 2.45% 2023	1,860	1,873
Reliance Holdings Ltd. 5.40% 2022[4]	875	988
Reliance Holdings Ltd. 6.25% 2040	2,500	2,846
Pemex Project Funding Master Trust 5.75% 2018	700	821
Petróleos Mexicanos 8.00% 2019	1,100	1,435
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	32
Petróleos Mexicanos 6.50% 2041	675	842
Total Capital International 2.875% 2022	2,350	2,466
Devon Energy Corp. 3.25% 2022	2,170	2,232
Transocean Inc. 5.05% 2016	1,900	2,121
Shell International Finance BV 4.00% 2014	25	26
Bonds & notes
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Shell International Finance BV 1.125% 2017	$2,000	$ 2,027
Transportadora de Gas Peru S.A. 4.25% 2028[4]	1,900	1,908
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,436
PTT Exploration & Production Ltd. 5.692% 2021[4]	1,000	1,178
BG Energy Capital PLC 2.875% 2016[4]	905	962
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[4,6]	823	863
Enbridge Inc. 5.60% 2017	500	576
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,6]	380	424
TransCanada PipeLines Ltd. 6.50% 2018	125	156
TransCanada PipeLines Ltd. 7.125% 2019	125	159
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	150	174
		47,062
Telecommunication services 0.87%

Sprint Nextel Corp. 9.125% 2017	5,525	6,533
Sprint Nextel Corp. 11.50% 2021	4,075	5,659
MTS International Funding Ltd. 8.625% 2020	4,635	5,852
Frontier Communications Corp. 7.625% 2024	5,500	5,761
Deutsche Telekom International Finance BV 3.125% 2016[4]	700	743
Deutsche Telekom International Finance BV 2.25% 2017[4]	1,250	1,285
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,168
AT&T Inc. 6.125% 2015	400	582
AT&T Inc. 2.40% 2016	$1,600	1,670
Telecom Italia Capital SA 7.175% 2019	1,300	1,546
América Móvil, SAB de CV 2.375% 2016	1,250	1,305
Koninklijke KPN NV 3.75% 2020	€800	1,148
France Télécom 5.00% 2016	£50	86
France Télécom 5.625% 2018	€500	796
Vodafone Group PLC 1.50% 2018	$ 610	613
Verizon Communications Inc. 3.00% 2016	400	424
Telefónica Emisiones, SAU 3.192% 2018	390	395
		35,566
Consumer discretionary 0.86%

Li & Fung Ltd. 6.00% 2049[5]	10,000	10,225
Dollar General Corp. 1.875% 2018	788	793
Dollar General Corp. 3.25% 2023	4,762	4,787
DaimlerChrysler North America Holding Corp. 3.16% 2014	C$800	807
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	$3,900	3,948
NBCUniversal Enterprise, Inc. 1.974% 2019[4]	2,500	2,546
NBCUniversal Media, LLC 4.375% 2021	1,200	1,387
Time Warner Inc. 4.75% 2021	2,500	2,907
Time Warner Inc. 3.40% 2022	950	1,004
Comcast Corp. 5.90% 2016	2,235	2,556
Comcast Corp. 2.85% 2023	1,000	1,031
Time Warner Cable Inc. 5.00% 2020	875	1,012
Volkswagen International Finance NV 0.894% 2014[4,5]	1,000	1,003
Macy’s Retail Holdings, Inc. 7.875% 2015[5]	599	687
BMW Group 3.875% 2017	€250	365
McDonald’s Corp. 3.50% 2020	$150	167
		35,225
Bonds & notes
Corporate bonds & notes (continued)	Principal amount	Value
Consumer staples 0.79%	(000)	(000)

Anheuser-Busch InBev NV 0.637% 2014[5]	$1,225	$ 1,230
Anheuser-Busch InBev NV 1.25% 2018	900	908
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,636
Anheuser-Busch InBev NV 7.75% 2019	1,460	1,928
Anheuser-Busch InBev NV 2.625% 2023	3,650	3,705
Altria Group, Inc. 4.75% 2021	3,300	3,797
Marfrig Holdings (Europe) BV 9.875% 2017[4]	4,000	3,760
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,063
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,920
Philip Morris International Inc. 2.90% 2021	1,850	1,939
PepsiCo, Inc. 2.50% 2016	1,700	1,789
SABMiller Holdings Inc. 2.45% 2017[4]	1,680	1,761
Coca-Cola Co. 1.80% 2016	1,600	1,662
Reynolds American Inc. 3.25% 2022	1,400	1,413
ConAgra Foods, Inc. 1.90% 2018	710	724
Kraft Foods Inc. 6.125% 2018	425	511
Procter & Gamble Co. 1.45% 2016	310	319
Fortune Brands, Inc. 6.375% 2014	161	171
		32,236
Materials 0.43%

ArcelorMittal 10.35% 2019[5]	9,362	11,907
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,409
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,114
Teck Resources Ltd. 3.15% 2017	1,500	1,572
Cliffs Natural Resources Inc. 4.875% 2021	405	410
		17,412
Industrials 0.41%

General Electric Capital Corp. 2.30% 2017	1,135	1,182
General Electric Capital Corp. 1.625% 2018	3,500	3,531
GE Capital European Funding 5.375% 2020	€1,500	2,425
General Electric Capital Corp. 3.10% 2023	$2,955	3,005
Union Pacific Corp. 2.75% 2023	2,050	2,101
Ply Gem Industries, Inc. 8.25% 2018	1,330	1,463
ENA Norte Trust 4.95% 2028[4,6]	1,175	1,227
Burlington Northern Santa Fe LLC 3.00% 2023	900	927
Volvo Treasury AB 5.95% 2015[4]	200	217
Volvo Treasury AB 5.00% 2017	€300	450
		16,528
Health care 0.40%

Novartis Capital Corp. 2.90% 2015	$3,050	3,196
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,729
Novartis Capital Corp. 2.40% 2022	750	757
Roche Holdings, Inc. 6.00% 2019[4]	2,800	3,498
Boston Scientific Corp. 6.00% 2020	1,920	2,270
Amgen Inc. 2.50% 2016	1,850	1,942
AbbVie Inc. 2.90% 2022[4]	1,880	1,923
Schering-Plough Corp. 6.00% 2017	25	30
		16,345
Bonds & notes
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 0.22%	(000)	(000)

National Grid PLC 6.30% 2016	$1,710	$ 1,988
E.ON International Finance BV 5.80% 2018[4]	1,325	1,599
Enel Finance International SA 3.875% 2014[4]	1,400	1,444
Enersis SA 7.375% 2014	1,325	1,383
CEZ, a s 4.25% 2022[4]	945	1,018
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	402
PSEG Power LLC 2.75% 2016	$315	328
Hydro One Inc. 5.49% 2040	C$200	255
Colbun SA 6.00% 2020[4]	$200	226
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	218
Veolia Environnement 6.00% 2018	125	145
Scottish and Southern Energy PLC 6.125% 2013	€100	134
		9,140
Information technology 0.22%

International Business Machines Corp. 1.95% 2016	$ 1,535	1,594
International Business Machines Corp. 1.25% 2018	2,350	2,385
First Data Corp. 8.75% 2022[4,5,7]	2,420	2,614
Samsung Electronics America, Inc. 1.75% 2017[4]	1,500	1,526
Cisco Systems, Inc. 0.531% 2014[5]	1,000	1,002
		9,121
Total corporate bonds & notes		320,907
U.S. Treasury bonds & notes 4.75%
U.S. Treasury 3.47%

U.S. Treasury 0.25% 2015	11,600	11,607
U.S. Treasury 1.75% 2015	11,750	12,147
U.S. Treasury 4.50% 2016	14,750	16,479
U.S. Treasury 7.50% 2016	2,650	3,309
U.S. Treasury 8.875% 2017	500	678
U.S. Treasury 3.50% 2018	38,255	43,464
U.S. Treasury 3.50% 2020	4,200	4,890
U.S. Treasury 2.125% 2021	12,000	12,702
U.S. Treasury 3.125% 2021	875	997
U.S. Treasury 6.50% 2026	10,250	15,603
U.S. Treasury 4.625% 2040	7,600	10,298
U.S. Treasury 3.125% 2042	9,230	9,710
		141,884
U.S. Treasury inflation-protected securities[3] 1.28%

U.S. Treasury Inflation-Protected Security 2.00% 2014	377	384
U.S. Treasury Inflation-Protected Security 1.875% 2015	597	645
U.S. Treasury Inflation-Protected Security 0.125% 2017	3,372	3,593
U.S. Treasury Inflation-Protected Security 2.375% 2017	1,381	1,589
U.S. Treasury Inflation-Protected Security 0.125% 2022	40,297	44,008
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,952	2,125
		52,344
Total U.S. Treasury bonds & notes		194,228
Bonds & notes
	Principal amount	Value
Mortgage-backed obligations[6] 3.78%	(000)	(000)

Fannie Mae 3.50% 2025	$ 266	$ 282
Fannie Mae 3.50% 2026	668	710
Fannie Mae 3.50% 2026	661	703
Fannie Mae 3.50% 2026	284	301
Fannie Mae 4.00% 2026	604	645
Fannie Mae 4.00% 2026	492	527
Fannie Mae 2.00% 2028	4,700	4,807
Fannie Mae 2.50% 2028	20,750	21,655
Fannie Mae 3.00% 2028	17,500	18,476
Fannie Mae 3.00% 2028	3,400	3,585
Fannie Mae 3.50% 2028	12,250	13,004
Fannie Mae 4.00% 2028	601	642
Fannie Mae 5.50% 2028	1,583	1,725
Fannie Mae 6.00% 2037	815	892
Fannie Mae 5.00% 2040	917	1,007
Fannie Mae 6.00% 2040	113	124
Fannie Mae 4.00% 2041	3,277	3,607
Fannie Mae 4.00% 2041	432	463
Fannie Mae 4.00% 2041	302	323
Fannie Mae 4.00% 2041	272	292
Fannie Mae 4.00% 2041	85	91
Fannie Mae 4.50% 2041	1,316	1,421
Fannie Mae 4.50% 2041	1,144	1,235
Fannie Mae 4.50% 2041	983	1,062
Fannie Mae 4.50% 2041	899	971
Fannie Mae 5.00% 2041	8,573	9,553
Fannie Mae 5.00% 2041	1,394	1,571
Fannie Mae 3.50% 2042	4,716	5,066
Fannie Mae 3.50% 2043	10,050	10,709
Fannie Mae 4.00% 2043	21,050	22,530
Fannie Mae 4.50% 2043	10,600	11,425
Freddie Mac 5.00% 2041	3,460	3,846
Freddie Mac 5.00% 2041	1,739	1,934
Government National Mortgage Assn. 3.50% 2043	3,600	3,903
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,476
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,221
		154,784
Total bonds & notes (cost: $1,197,625,000)		1,241,458
Short-term securities 10.62%

Freddie Mac 0.075%–0.16% due 6/5–8/20/2013	$97,500	97,488
Thunder Bay Funding, LLC 0.20% due 7/26/2013[4]	50,600	50,577
Old Line Funding, LLC 0.18% due 5/6/2013[4]	37,700	37,699
Fannie Mae 0.11%–0.12% due 7/22/2013–2/18/2014	80,800	80,761
Federal Home Loan Bank 0.07% due 7/10/2013	35,000	34,995
Reckitt Benckiser Treasury Services PLC 0.14% due 5/10/2013[4]	33,000	32,999
U.S. Treasury Bill 0.138% due 6/6/2013	30,000	29,999
United Technologies Corp. 0.08% due 5/1/2013[4]	28,700	28,700
National Australia Funding (Delaware) Inc. 0.175% due 7/15/2013[4]	21,200	21,193
Australia & New Zealand Banking Group, Ltd. 0.19% due 8/15/2013[4]	20,000	19,991
Total short-term securities (cost: $434,374,000)		434,402
Total investment securities (cost: $3,793,750,000)		$4,182,977
Other assets less liabilities		(93,538)
Net assets		$4,089,439

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,271,141,000, which represented 31.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.

3 Index-linked bond whose principal amount moves with a government price index.

4 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $256,074,000, which represented 6.26% of the net assets of the fund.

5 Coupon rate may change periodically.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbols

ADR = American Depositary Receipts

C$ = Canadian dollars

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-037-0613O-S32780

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 28, 2013